INCOME TAX - Net deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities (Details) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
INCOME TAX
Accrued expense		$ 400,062
Total net deferred tax assets		400,062
Valuation allowance	$ 0	0
Net operating loss carry forward	$ 0	$ 0